Related party transactions - Disclosure of significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Net revenues	€ 153,508	€ 156,878	€ 189,544
Cost of revenues	155,627	136,360	151,400
Selling, general and other costs	8,967	9,299	9,541
Net financial expenses/(income)	351	(345)	(42)
Trade and other receivables	25,329	19,990
Trade payables and other liabilities	54,739	53,222
Asset- backed financing	15,479	10,016
Debt	30,468	27,211
StarPlus Energy LLC (“StarPlus”)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	296
NextStar Energy Inc
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	167
ACC
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	41
Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	153,508	156,878	189,544
Cost of revenues	155,627	136,360	151,400
Selling, general and other costs	8,967	9,299	9,541
Net financial expenses/(income)	351	(345)	(42)
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Trade and other receivables	2,883	2,277
Trade payables and other liabilities	1,640	1,125
Asset- backed financing	6	31
Debt	106	195
Total transactions with related parties | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	13,288	9,586	11,729
Cost of revenues	2,778	1,311	1,730
Selling, general and other costs	77	102	148
Net financial expenses/(income)	40	8	8
Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	2,662	2,040
Trade payables and other liabilities	1,080	981
Asset- backed financing	6	31
Debt	103	194
Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	13,050	9,248	11,348
Cost of revenues	1,881	1,245	1,440
Selling, general and other costs	(6)	11	25
Net financial expenses/(income)	37	9	9
Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	131	142
Trade payables and other liabilities	488	20
Asset- backed financing	0	0
Debt	0	0
Total for all associates | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	122	204	23
Cost of revenues	881	12	196
Selling, general and other costs	8	(3)	2
Net financial expenses/(income)	4	(1)	(1)
CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	47	44
Trade payables and other liabilities	56	89
Asset- backed financing	0	0
Debt	0	(1)
CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	104	115	263
Cost of revenues	17	20	70
Selling, general and other costs	64	81	121
Net financial expenses/(income)	0	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Trade and other receivables	43	51
Trade payables and other liabilities	16	35
Asset- backed financing	0	0
Debt	3	2
Unconsolidated subsidiaries | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	12	19	95
Cost of revenues	(1)	34	24
Selling, general and other costs	11	13	0
Net financial expenses/(income)	(1)	0	0
Tofas | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	523	57
Trade payables and other liabilities	228	147
Asset- backed financing	0	0
Debt	0	0
Tofas | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	4,414	1,155	1,339
Cost of revenues	736	461	779
Selling, general and other costs	36	37	27
Net financial expenses/(income)	1	0	0
Leasys SAS | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	58	97
Trade payables and other liabilities	182	143
Asset- backed financing	0	0
Debt	89	79
Leasys SAS | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	1,537	813	960
Cost of revenues	0	20	12
Selling, general and other costs	(23)	(7)	6
Net financial expenses/(income)	1	1	0
Finance companies in partnership with SCF and BNPP PF | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	1,412	1,082
Trade payables and other liabilities	522	648
Asset- backed financing	6	31
Debt	14	41
Finance companies in partnership with SCF and BNPP PF | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	7,070	7,248	8,973
Cost of revenues	726	738	471
Selling, general and other costs	(1)	(19)	(7)
Net financial expenses/(income)	56	35	14
StarPlus Energy LLC (“StarPlus”) | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	257	507
Trade payables and other liabilities	0	0
Asset- backed financing	0	0
Debt	0	0
StarPlus Energy LLC (“StarPlus”) | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	102	0	0
Selling, general and other costs	0	0	0
Net financial expenses/(income)	(18)	(21)	0
NextStar Energy Inc | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	0	74
Trade payables and other liabilities	0	0
Asset- backed financing	0	0
Debt	0	74
NextStar Energy Inc | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	2	0	0
Selling, general and other costs	0	0	0
Net financial expenses/(income)	0	0	0
Nidec | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	183	63
Trade payables and other liabilities	83	10
Asset- backed financing	0	0
Debt	0	0
Nidec | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	28	31	0
Cost of revenues	301	26	0
Selling, general and other costs	(11)	0	0
Net financial expenses/(income)	(4)	0	0
Other | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	229	160
Trade payables and other liabilities	65	33
Asset- backed financing	0	0
Debt	0	0
Other | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	1	1	76
Cost of revenues	14	0	178
Selling, general and other costs	(7)	0	(1)
Net financial expenses/(income)	1	(6)	(5)
Other | Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	131	142
Trade payables and other liabilities	7	20
Asset- backed financing	0	0
Debt	0	0
Other | Total for all associates | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	121	204	23
Cost of revenues	6	12	196
Selling, general and other costs	2	(3)	2
Net financial expenses/(income)	(1)	(1)	(1)
Other | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	2	6
Trade payables and other liabilities	22	78
Asset- backed financing	0	0
Debt	0	(1)
Other | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	1
Cost of revenues	7	0	0
Selling, general and other costs	13	32	43
Net financial expenses/(income)	0	0	0
Leapmotor | Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	0	0
Trade payables and other liabilities	481	0
Asset- backed financing	0	0
Debt	0	0
Leapmotor | Total for all associates | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	1	0	0
Cost of revenues	875	0	0
Selling, general and other costs	6	0	0
Net financial expenses/(income)	5	0	0
CNHI | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	3	8
Trade payables and other liabilities	0	1
Asset- backed financing	0	0
Debt	0	0
CNHI | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	6	10	28
Cost of revenues	0	0	0
Selling, general and other costs	0	0	(3)
Net financial expenses/(income)	0	0	0
Iveco | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	34	25
Trade payables and other liabilities	34	8
Asset- backed financing	0	0
Debt	0	0
Iveco | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	95	102	218
Cost of revenues	9	14	19
Selling, general and other costs	0	0	(5)
Net financial expenses/(income)	0	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	8	5
Trade payables and other liabilities	0	2
Asset- backed financing	0	0
Debt	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	3	3	16
Cost of revenues	1	6	51
Selling, general and other costs	0	(1)	(1)
Net financial expenses/(income)	0	0	0
Directors and Key Management | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	51	50	87
Net financial expenses/(income)	€ 0	€ 0	€ 0